Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 8,860	$ 8,962
Work-in-process	19,363	24,723
Finished goods	136,377	132,654
Total Inventory	$ 164,600	$ 166,339